Related Party Transactions - Schedule of Related Party Costs and Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Related Party Transaction [Line Items]
Total income (expenses)	$ 2,083	$ 1,110	$ 3,512	$ 2,555
KNOT [Member] | Guarantee Income [Member]
Related Party Transaction [Line Items]
Other income	94	593	749	687
KNOT [Member] | Technical and Operational Management Fee [Member]
Related Party Transaction [Line Items]
Operating expenses	1,509	1,079	3,019	2,028
KNOT [Member] | General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Administration fee	449	430	812	783
KNOT [Member] | Administration and Management Fee [Member]
Related Party Transaction [Line Items]
Administration fee	41	52	80	94
KNOT [Member] | Interest Expenses [Member]
Related Party Transaction [Line Items]
Interest expense charged from KNOT				52
KOAS [Member] | General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Administration fee	148	111	290	223
KOAS UK [Member] | General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Administration fee	$ 30	$ 31	$ 60	$ 62